Income Taxes (Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 112,467	¥ (97,339)	¥ 403,690
Less: reclassification adjustments	(97,729)	(65,207)	(65,699)
Total	14,738	(162,546)	337,991
Foreign currency translation adjustments:
Unrealized gains (losses)		126
Less: reclassification adjustments	0	0	0
Total		126
Pension liability adjustments:
Unrealized gains (losses)	4,785	(51,661)	87,654
Less: reclassification adjustments	178	(1,317)	(16)
Total	4,963	(52,978)	87,638
Total tax effect before allocation to noncontrolling interests	¥ 19,701	¥ (215,398)	¥ 425,629